Organization and Nature of Operations (Details)						3 Months Ended	12 Months Ended
	Feb. 26, 2025	Feb. 09, 2023	Apr. 06, 2022	May 08, 2020	May 18, 2015	Mar. 31, 2025	Dec. 31, 2024
Avalon Healthcare System, Inc. [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage					100.00%	100.00%	100.00%
Avalon Healthcare System, Inc. [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage					100.00%
Avalon RT 9 Properties, LLC [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage						100.00%	100.00%
Avalon RT 9 Properties, LLC [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage						96.20%	98.50%
Avactis and Arbele Biotherapeutics Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			60.00%
Avactis Biosciences Inc. [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			40.00%	100.00%		60.00%	60.00%
Avactis Biosciences Inc. [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			40.00%	100.00%
Avalon Lab [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	40.00%	40.00%
Avalon Lab [Member] | Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	40.00%
Lab Services MSO [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	40.00%